KEY MANAGEMENT COMPENSATION - Disclosure of Information About Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Key Management Compensation [Line Items]
Key management personnel compensation	$ 14,979	$ 11,898
Independent members of the Board of Directors[Member]
Disclosure Of Key Management Compensation [Line Items]
Salaries, bonuses, fees and benefits	736	567
Share-based payments	2,294	656
Other members of key management [Member]
Disclosure Of Key Management Compensation [Line Items]
Salaries, bonuses, fees and benefits	7,543	6,128
Share-based payments	$ 4,406	$ 4,547